2. Investment Securities (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Investment Securities Details Narrative
Unrealized losses in the investment securites portfolio relating to debt securities			$ 294
Proceeds from sales of investment securities available for sale	$ 20,202	$ 17,463
Gains on sales of available for sale securities	291	738
Loss on sales of available for sale securities	25	$ 124
Securities pledged to secure public deposits	$ 89,900		$ 91,000